Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

13. Accumulated Other Comprehensive Income (Loss)

Balances of related after-tax components comprising accumulated other comprehensive income (loss), included in stockholders’ equity at December 31, 2011 and 2012 are as follows:

	Cumulative currency translation adjustment	Benefit plan liability	Fair value change of derivatives	Accumulated other comprehensive income (loss)
Balance at December 31, 2010	$40,828	$4,962	$91	$45,881
Change for 2011	(25,810)	(32,620)	80	(58,350)

Balance at December 31, 2011	$15,018	$(27,658)	$171	$(12,469)
Change for 2012	3,302	(36,360)	79	(32,979)

Balance at December 31, 2012	$18,320	$(64,018)	$250	$(45,448)